Disclosures About Offsetting Assets And Liabilities (Financial Liabilities And Derivative Liabilities That Are Subject To Offset) (Details) (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Offsetting Liabilities [Line Items]
Fair value of securities pledged as collateral to counter party	[1]	$ 52,004	$ 118,251
U.S. Government Agency Securities And U.S. Government Securities And Corporate Fixed Income Securities [Member] | Securities Pledged As Collateral [Member]
Offsetting Liabilities [Line Items]
Fair value of securities pledged as collateral to counter party		$ 299,300	$ 285,700

[1]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $299.3 million and $285.7 million at December 31, 2016 and 2015, respectively.